INCOME TAXES - Distributions Paid on Percentage Basis (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Ordinary dividends (percent)	39.00%	52.00%	51.00%
Nondividend distributions (percent)	7.00%	48.00%	42.00%
Capital gain distributions (percent)	54.00%	0.00%	7.00%
Total (percent)	100.00%	100.00%	100.00%